Fair Value of Financial Instruments - Summaries of Fair Value Measurements and Hierarchy Level (Details) - Recurring - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Assets	$ 1,437
Liabilities:
Liabilities	2,976	$ 3,870
Equity securities
Assets
Assets	375
Fixed maturity debt securities
Assets
Assets	657
Redeemable convertible preferred stock tranche obligation
Liabilities:
Liabilities	2,832	3,755
Stock warrants liability
Liabilities:
Liabilities	144	115
Money market funds
Assets
Assets	405	688
Level 1
Assets
Assets	1,026
Level 1 | Equity securities
Assets
Assets	375
Level 1 | Fixed maturity debt securities
Assets
Assets	246
Level 1 | Money market funds
Assets
Assets	405	688
Level 2
Assets
Assets	411
Level 2 | Fixed maturity debt securities
Assets
Assets	411
Level 3
Liabilities:
Liabilities	2,976	3,870
Level 3 | Redeemable convertible preferred stock tranche obligation
Liabilities:
Liabilities	2,832	3,755
Level 3 | Stock warrants liability
Liabilities:
Liabilities	$ 144	$ 115